4. Acquisitions (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Consideration		$ 15,800,000
Assets acquired:
Current assets		11,798,564
Property and equipment, net		29,180
Other long term assets		712,353
Intangible assets		6,580,464
Goodwill		11,324,069
Total assets acquired		30,444,630
Liabilities Assumed:
Accounts payable		1,546,117
Factored Receivables Obligation		6,488,748
Accrued Expenses		1,990,857
Dividends Payable		1,100,000
Deferred Income Tax - non current		3,287,524
Derivative - contingent value right		231,384
Total liabilities assumed		14,644,630
Net assets acquired		$ 15,800,000
Root9B, LLC [Member]
Consideration	$ 15,800,000
Assets acquired:
Current assets	11,798,564
Property and equipment, net	29,180
Other long term assets	712,353
Intangible assets	6,580,464
Goodwill	11,324,069
Total assets acquired	30,444,565
Liabilities Assumed:
Accounts payable	1,546,117
Factored Receivables Obligation	6,488,748
Accrued Expenses	1,990,857
Dividends Payable	1,100,000
Deferred Income Tax - non current	3,287,524
Derivative - contingent value right	231,384
Total liabilities assumed	14,644,565
Net assets acquired	$ 15,800,000